Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]
Ordinary shares, Authorized	[1]	43,567,567	43,567,567
Ordinary shares, Issued	[1]	1,215,512	1,153,461
Ordinary shares, outstanding	[1]	1,215,512	1,153,461

[1]	Share and per share data in these consolidated financial statements have been retroactively adjusted to reflect the reverse share split effected in November 2023. See Note 13.